NET INCOME (LOSS) PER SHARE (Computation of Basic and Diluted Net Income (Loss) Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET (LOSS) INCOME PER SHARE [Abstract]
Net(loss) income (numerator), basic and diluted	$ 20,661,649	$ 25,739,968	$ (7,654,862)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net(loss) income per share	1,714,924,612	1,661,864,846	1,607,110,119
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrants using the treasury stock method	36,696,728	59,757,910
Total weighted average shares used in computing diluted net (loss) income per share	1,751,621,340	1,721,622,756	1,607,110,119
Net (loss) income per share, basic	$ 0.01	$ 0.02	$ 0.00
Net (loss) income per share, diluted	$ 0.01	$ 0.01	$ 0.00